SUBSEQUENT EVENTS - Designation of Convertible Preferred Stock Classes (Details)		12 Months Ended
	May 05, 2025 D $ / shares shares	Dec. 31, 2024 $ / shares shares	Sep. 30, 2025 $ / shares	Sep. 25, 2025 $ / shares shares	May 06, 2025 $ / shares	Jan. 29, 2025	Jul. 12, 2024 $ / shares shares	Dec. 31, 2023 $ / shares
SUBSEQUENT EVENTS
Issuance of common stock (in shares) | shares		7,969,232
Preferred stock, shares authorized (in shares) | shares		10,000,000		10,000,000			10,000,000
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Meteora | Forward purchase agreement termination
SUBSEQUENT EVENTS
Issuance of common stock (in shares) | shares		1,044,576
Subsequent events
SUBSEQUENT EVENTS
Minimum percentage of common stock reserved	150.00%					4.90%
Maximum beneficial ownership percentage	9.99%
Redemption premium percentage of the Liquidation Amount	115.00%
Common stock, par value (in dollars per share)					$ 0.0001
Subsequent events | Series A Convertible Preferred Stock
SUBSEQUENT EVENTS
Preferred stock, shares authorized (in shares) | shares	100,000
Preferred stock, par value (in dollars per share)	$ 0.0001
Initial stated value (in dollar per share)	$ 100
Accrued dividends rate	12.00%
Dividends due period (in days) | D	5
Conversion price par value (in dollars per share)	$ 0.0001
Discount rate of VWAP for conversion price	90.00%
Subsequent events | Series B Convertible Preferred Stock
SUBSEQUENT EVENTS
Preferred stock, shares authorized (in shares) | shares	100,000
Preferred stock, par value (in dollars per share)	$ 0.0001
Initial stated value (in dollar per share)	$ 100
Accrued dividends rate	18.00%
Dividends due period (in days) | D	5
Discount rate of VWAP for conversion price	95.00%